Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Kingsbarn Dividend Opportunity ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kingsbarn Dividend Opportunity ETF
Average Annual Return, Percent	(14.49%)	2.35%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	28.78%
MVIS US Mortgage REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS US Mortgage REITs Index
Average Annual Return, Percent	5.89%	12.01%
MVIS US Business Development Companies Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS US Business Development Companies Index
Average Annual Return, Percent	(0.97%)	8.29%